Stock Options and Warrants - Award Option (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 29, 2020 USD ($) $ / shares shares	Feb. 28, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, February 29, 2020 | shares	8,147,544	6,970,591
Granted | shares	2,084,046	1,635,115
Exercised | shares	(1,843,001)	(249,027)
Forfeited | shares	(392,533)	(209,135)
Balance, August 31, 2020 | shares	7,996,056	8,147,544
Vested and expected to vest as of February 29, 2020 | shares	7,996,056
Exercisable as of February 29, 2020 | shares	4,579,458
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Balance, February 29, 2020 | $ / shares
Granted | $ / shares	$ 10.80
Exercised | $ / shares	3.70
Forfeited | $ / shares	5.70
Balance, August 31, 2020 | $ / shares	6.19
Vested and expected to vest as of February 29, 2020 | $ / shares	6.20
Exercisable as of February 29, 2020 | $ / shares	$ 4.35
Weighted remaining contractual life in years	7 years
Vested and expected to vest as of February 29, 2020	7 years
Exercisable as of February 29, 2020	5 years 7 months 6 days
Balance, February 29, 2020 | $	$ 73,631
Vested and expected to vest as of February 29, 2020 | $	73,631
Exercisable as of February 29, 2020 | $	$ 50,573